REVENUES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
Revenues
Total revenues	Rp 149,216	$ 9,690	Rp 147,306	Rp 143,210
Total external revenues as reported in note operating segment	149,216		147,306	143,210
Mobile
Revenues
Total revenues from contracts with customers	85,291		85,493	84,267
Total revenues	85,291		85,493	84,267
Total external revenues as reported in note operating segment	85,291		85,493	84,267
Consumer
Revenues
Total revenues from contracts with customers	27,707		26,349	24,928
Total revenues	27,707		26,349	24,928
Adjustments and eliminations	6		5	2
Total external revenues as reported in note operating segment	27,713		26,354	24,930
Enterprise
Revenues
Total revenues from contracts with customers	18,226		19,149	19,133
Total revenues	18,226		19,149	19,133
Adjustments and eliminations	11		12	8
Total external revenues as reported in note operating segment	18,237		19,161	19,141
WIB
Revenues
Total revenues from contracts with customers	14,136		12,840	11,839
Revenues from lessor transactions	2,786		2,604	2,412
Total revenues	16,922		15,444	14,251
Adjustments and eliminations	6		(2)	4
Total external revenues as reported in note operating segment	16,928		15,442	14,255
others
Revenues
Total revenues from contracts with customers	1,070		871	631
Total revenues	1,070		871	631
Adjustments and eliminations	(668)		(632)	(426)
Total external revenues as reported in note operating segment	402		239	205
Total Segment
Revenues
Total revenues from contracts with customers	146,430		144,702	140,798
Revenues from lessor transactions	2,786		2,604	2,412
Total revenues	149,216		147,306	143,210
Telephone revenues | Mobile
Revenues
Total revenues from contracts with customers	8,022		11,905	14,664
Telephone revenues | Consumer
Revenues
Total revenues from contracts with customers	332		757	896
Telephone revenues | Enterprise
Revenues
Total revenues from contracts with customers	450		604	649
Telephone revenues | WIB
Revenues
Total revenues from contracts with customers	289		322	258
Telephone revenues | Total Segment
Revenues
Total revenues from contracts with customers	9,093		13,588	16,467
Cellular | Mobile
Revenues
Total revenues from contracts with customers	8,022		11,905	14,664
Cellular | WIB
Revenues
Total revenues from contracts with customers	172		147	73
Cellular | Total Segment
Revenues
Total revenues from contracts with customers	8,194		12,052	14,737
Fixed Lines | Consumer
Revenues
Total revenues from contracts with customers	332		757	896
Fixed Lines | Enterprise
Revenues
Total revenues from contracts with customers	450		604	649
Fixed Lines | WIB
Revenues
Total revenues from contracts with customers	117		175	185
Fixed Lines | Total Segment
Revenues
Total revenues from contracts with customers	899		1,536	1,730
Interconnection revenues | Mobile
Revenues
Total revenues from contracts with customers	293		285	368
Interconnection revenues | WIB
Revenues
Total revenues from contracts with customers	8,774		8,187	7,419
Interconnection revenues | Total Segment
Revenues
Total revenues from contracts with customers	9,067		8,472	7,787
Total data, internet and information technology service revenues | Mobile
Revenues
Total revenues from contracts with customers	76,834		73,275	69,228
Total data, internet and information technology service revenues | Consumer
Revenues
Total revenues from contracts with customers	85		308	240
Total data, internet and information technology service revenues | Enterprise
Revenues
Total revenues from contracts with customers	10,212		9,532	9,598
Total data, internet and information technology service revenues | WIB
Revenues
Total revenues from contracts with customers	3,477		3,088	2,978
Total data, internet and information technology service revenues | others
Revenues
Total revenues from contracts with customers	212		207	180
Total data, internet and information technology service revenues | Total Segment
Revenues
Total revenues from contracts with customers	90,820		86,410	82,224
Cellular data and internet | Mobile
Revenues
Total revenues from contracts with customers	73,187		69,006	64,500
Cellular data and internet | Total Segment
Revenues
Total revenues from contracts with customers	73,187		69,006	64,500
Internet, data communication and information technology services | Mobile
Revenues
Total revenues from contracts with customers	268
Internet, data communication and information technology services | Consumer
Revenues
Total revenues from contracts with customers	85		308	240
Internet, data communication and information technology services | Enterprise
Revenues
Total revenues from contracts with customers	8,167		7,750	7,976
Internet, data communication and information technology services | WIB
Revenues
Total revenues from contracts with customers	2,379		2,228	2,056
Internet, data communication and information technology services | Total Segment
Revenues
Total revenues from contracts with customers	10,899		10,286	10,272
SMS | Mobile
Revenues
Total revenues from contracts with customers	3,345		4,260	4,728
SMS | Enterprise
Revenues
Total revenues from contracts with customers	35		49	26
SMS | Total Segment
Revenues
Total revenues from contracts with customers	3,380		4,309	4,754
Others | Mobile
Revenues
Total revenues from contracts with customers	34		9
Others | Enterprise
Revenues
Total revenues from contracts with customers	2,010		1,733	1,596
Others | WIB
Revenues
Total revenues from contracts with customers	1,098		860	922
Others | others
Revenues
Total revenues from contracts with customers	212		207	180
Others | Total Segment
Revenues
Total revenues from contracts with customers	3,354		2,809	2,698
Network revenues | Mobile
Revenues
Total revenues from contracts with customers	4		3	4
Network revenues | Enterprise
Revenues
Total revenues from contracts with customers	1,212		1,438	1,087
Network revenues | WIB
Revenues
Total revenues from contracts with customers	1,266		937	789
Network revenues | Total Segment
Revenues
Total revenues from contracts with customers	2,482		2,378	1,880
Indihome revenues | Consumer
Revenues
Total revenues from contracts with customers	27,263		25,232	23,720
Indihome revenues | Enterprise
Revenues
Total revenues from contracts with customers	1,522		2,788	2,605
Indihome revenues | Total Segment
Revenues
Total revenues from contracts with customers	28,785		28,020	26,325
Total other services | Mobile
Revenues
Total revenues from contracts with customers	138		25	3
Total other services | Consumer
Revenues
Total revenues from contracts with customers	27		52	72
Total other services | Enterprise
Revenues
Total revenues from contracts with customers	4,830		4,787	5,194
Total other services | WIB
Revenues
Total revenues from contracts with customers	330		306	395
Total other services | others
Revenues
Total revenues from contracts with customers	858		664	451
Total other services | Total Segment
Revenues
Total revenues from contracts with customers	6,183		5,834	6,115
Manage service and terminal | Enterprise
Revenues
Total revenues from contracts with customers	908		1,156	2,047
Manage service and terminal | WIB
Revenues
Total revenues from contracts with customers	12		1	1
Manage service and terminal | Total Segment
Revenues
Total revenues from contracts with customers	920		1,157	2,048
Call centre service | Enterprise
Revenues
Total revenues from contracts with customers	1,264		1,139	1,012
Call centre service | WIB
Revenues
Total revenues from contracts with customers			25	69
Call centre service | Total Segment
Revenues
Total revenues from contracts with customers	1,264		1,164	1,081
E-health | Enterprise
Revenues
Total revenues from contracts with customers	761		729	640
E-health | Total Segment
Revenues
Total revenues from contracts with customers	761		729	640
E-payment | Mobile
Revenues
Total revenues from contracts with customers			20	3
E-payment | Enterprise
Revenues
Total revenues from contracts with customers	496		454	459
E-payment | others
Revenues
Total revenues from contracts with customers				25
E-payment | Total Segment
Revenues
Total revenues from contracts with customers	496		474	487
Others services | Mobile
Revenues
Total revenues from contracts with customers	138		5
Others services | Consumer
Revenues
Total revenues from contracts with customers	27		52	72
Others services | Enterprise
Revenues
Total revenues from contracts with customers	1,401		1,309	1,036
Others services | WIB
Revenues
Total revenues from contracts with customers	318		280	325
Others services | others
Revenues
Total revenues from contracts with customers	858		664	426
Others services | Total Segment
Revenues
Total revenues from contracts with customers	Rp 2,742		Rp 2,310	Rp 1,859